Goodwill	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Goodwill
16.	Goodwill

(1)	Goodwill as of December 31, 2024 and 2023 are as follows:

(In millions of won)
	December 31, 2024		December 31, 2023
Goodwill related to merger of Shinsegi Telecom, Inc.	₩	1,306,236	1,306,236
Goodwill related to acquisition of SK Broadband Co., Ltd.		764,082	764,082
Other goodwill		2,175	4,691

	₩	2,072,493	2,075,009

(2)	Details of the impairment testing of Goodwill as of December 31, 2024 is as follows:
Goodwill is allocated to the following CGUs for the purpose of impairment testing.

•	goodwill related to Shinsegi Telecom, Inc.(*1): Cellular services;

•	goodwill related to SK Broadband Co., Ltd.(*2): Fixed-line telecommunication services; and

•	other goodwill: Others.

(*1)	Goodwill related to merger of Shinsegi Telecom, Inc.
The recoverable amount of the CGU is based on its value in use calculated by applying the post-tax
annual discount rate of 5.2% (2023: 5.4%)
(pre-tax
annual discount rate for 2024 and 2023: 7.0% and 8.4%) to the estimated future post-tax
cash flows based on financial budgets for the next five years. An annual growth rate of 0.0% (2023: 0.0%) was applied for the cash flows expected to be incurred after five years and is not expected to exceed the long-term wireless telecommunication industry growth rate.

(*2)	Goodwill related to acquisition of SK Broadband Co., Ltd.
The recoverable amount of the CGU is based on its value in use calculated by applying the post-tax
annual discount rate of 6.0% (2023: 6.2%)
(pre-tax
annual discount rate for 2024 and 2023: 7.6% and 7.9%) to the estimated future post-tax
cash flows based on financial budgets for the next five years. An annual growth rate of 1.0% (2023: 1.0%) was applied for the cash flows expected to be incurred after five years and is not expected to exceed the long-term fixed-line telecommunication industry growth rate.

(3)	Details of the changes in goodwill for the years ended December 31, 2024 and 2023 are as follows:

(In millions of won)
	2024		2023
Beginning balance	₩	2,075,009	2,075,009
Reclassified as assets held for sale(*)		(2,516)	—

Ending balance	₩	2,072,493	2,075,009

(*)
The Group decided to dispose of the shares of NATE Communications Corporation (formerly, SK Communications Co., Ltd.) and SK m&service Co., Ltd., the consolidated subsidiaries, and reclassified the goodwill amounting to ₩2,516 million of SK m&service Co., Ltd. as assets held for sale.

As of December 31, 2024 and 2023, accumulated impairment losses are ₩11,300 million and ₩33,441 million respectively.